Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 213,176	$ 257,592
Short-term bank deposits	67,000	571
Accounts receivable, net	109,132	123,215
Inventories	124,479	123,658
Net investment in sales-type leases	12,833	11,704
Prepaid expenses	7,362	8,469
Other current assets	20,243	21,864
Total current assets	554,225	547,073
Non-current assets
Goodwill	386,559	383,853
Other intangible assets, net	238,431	252,468
Property, plant and equipment, net	200,704	201,934
Net investment in sales-type leases - long-term	18,569	17,785
Deferred income taxes and other non-current assets	14,313	11,243
Total non-current assets	858,576	867,283
Total assets	1,412,801	1,414,356
Current liabilities
Accounts payable	37,549	39,021
Accrued expenses and other current liabilities	34,510	31,314
Accrued compensation and related benefits	41,380	34,052
Income taxes payable	11,951	11,395
Obligations in connection with acquisitions	5,058	4,636
Deferred revenues	52,031	52,309
Total current liabilities	182,479	172,727
Non-current liabilities
Obligations in connection with acquisitions - long-term	4,658	4,354
Deferred tax liabilities	14,694	16,040
Deferred revenues - long-term	8,463	7,627
Other non-current liabilities	24,571	22,428
Total non-current liabilities	52,386	50,449
Total liabilities	$ 234,865	$ 223,176
Contingencies, see note 9
Redeemable non-controlling interests	$ 2,281	$ 2,379
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,107 thousands shares and 52,082 thousands shares issued and outstanding at March 31, 2016 and December 31, 2015, respectively	141	141
Additional paid-in capital	2,611,612	2,605,957
Accumulated other comprehensive loss	(6,502)	(10,774)
Accumulated deficit	(1,429,847)	(1,406,706)
Equity attributable to Stratasys Ltd.	1,175,404	1,188,618
Non-controlling interests	251	183
Total equity	1,175,655	1,188,801
Total liabilities and equity	$ 1,412,801	$ 1,414,356